Discontinued Operations and Disposal Groups Narrative (Details) - IH - USD ($) $ in Millions	May 06, 2024	Apr. 03, 2023	Feb. 20, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reorganization Value			$ 15,500
Proceeds from Divestiture of Businesses		$ 1,900
Deposits with Parent Company				$ 1,600	$ 2,100
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 10,100
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 4,700